Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Detail) - JointOperation		12 Months Ended
	May 16, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Operations [Line Items]
Number of joint operations		2
WRB [Member]
Disclosure Of Joint Operations [Line Items]
Percent of ownership in joint operations		50.00%	50.00%
FCCL [Member]
Disclosure Of Joint Operations [Line Items]
Percent of ownership in joint operations	50.00%		50.00%